FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	£ 1,798	£ 1,674
Derivative financial instruments	5,511	8,341
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,474	5,950	£ 4,852
Loans and advances to customers and reverse repurchase agreements	477,541	480,141
Total debt securities held at amortised cost	4,562	5,137
Financial assets at amortised cost	490,316	491,966
The Bank
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	4,529	1,724
Derivative financial instruments	6,898	12,595
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,287	5,656	£ 4,453
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
Total debt securities held at amortised cost	3,756	4,315
Financial assets at amortised cost	282,895	317,011
Maximum exposure | The Group
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,559	1,511
Derivative financial instruments	5,511	8,341
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,474	5,950
Loans and advances to customers and reverse repurchase agreements	477,541	480,141
Total debt securities held at amortised cost	4,562	5,137
Financial assets at amortised cost	489,577	491,228
Financial assets at fair value through other comprehensive income	27,785	27,260
Off-balance sheet items:
Acceptances and endorsements	21	73
Other items serving as direct credit substitutes	433	221
Performance bonds, including letters of credit, and other transaction-related contingencies	1,886	2,070
Irrevocable commitments and guarantees	55,690	59,240
Off -balance sheet items	58,030	61,604
Maximum exposure to credit risk	582,462	589,944
Maximum exposure | The Bank
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	4,525	1,720
Derivative financial instruments	6,898	12,595
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,287	5,656
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
Total debt securities held at amortised cost	3,756	4,315
Financial assets at amortised cost	174,471	188,240
Financial assets at fair value through other comprehensive income	25,529	24,647
Off-balance sheet items:
Acceptances and endorsements	21	73
Other items serving as direct credit substitutes	375	203
Performance bonds, including letters of credit, and other transaction-related contingencies	1,681	1,817
Irrevocable commitments and guarantees	30,653	32,847
Off -balance sheet items	32,730	34,940
Maximum exposure to credit risk	244,153	262,142
Maximum exposure | The Bank | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,121	517
Maximum exposure | The Bank | Debt securities, treasury and other bills
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	3,404	1,203
Offset | The Group
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	2,369	3,373
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	1,506	2,762
Total debt securities held at amortised cost	0	0
Financial assets at amortised cost	1,506	2,762
Financial assets at fair value through other comprehensive income	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off -balance sheet items	0	0
Maximum exposure to credit risk	3,875	6,135
Offset | The Bank
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	2,019	2,752
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	1,201	2,156
Total debt securities held at amortised cost	0	0
Financial assets at amortised cost	1,201	2,156
Financial assets at fair value through other comprehensive income	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off -balance sheet items	0	0
Maximum exposure to credit risk	3,220	4,908
Offset | The Bank | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	0	0
Offset | The Bank | Debt securities, treasury and other bills
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	0	0
Net exposure | The Group
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,559	1,511
Derivative financial instruments	3,142	4,968
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,474	5,950
Loans and advances to customers and reverse repurchase agreements	476,035	477,379
Total debt securities held at amortised cost	4,562	5,137
Financial assets at amortised cost	488,071	488,466
Financial assets at fair value through other comprehensive income	27,785	27,260
Off-balance sheet items:
Acceptances and endorsements	21	73
Other items serving as direct credit substitutes	433	221
Performance bonds, including letters of credit, and other transaction-related contingencies	1,886	2,070
Irrevocable commitments and guarantees	55,690	59,240
Off -balance sheet items	58,030	61,604
Maximum exposure to credit risk	578,587	583,809
Net exposure | The Bank
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	4,525	1,720
Derivative financial instruments	4,879	9,843
Financial assets at amortised cost:
Loans and advances to banks and reverse repurchase agreements	7,287	5,656
Loans and advances to customers and reverse repurchase agreements	162,227	176,113
Total debt securities held at amortised cost	3,756	4,315
Financial assets at amortised cost	173,270	186,084
Financial assets at fair value through other comprehensive income	25,529	24,647
Off-balance sheet items:
Acceptances and endorsements	21	73
Other items serving as direct credit substitutes	375	203
Performance bonds, including letters of credit, and other transaction-related contingencies	1,681	1,817
Irrevocable commitments and guarantees	30,653	32,847
Off -balance sheet items	32,730	34,940
Maximum exposure to credit risk	240,933	257,234
Net exposure | The Bank | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,121	517
Net exposure | The Bank | Debt securities, treasury and other bills
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	£ 3,404	£ 1,203